Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets

4. Intangible Assets

The Company’s intangible assets consist of the following:

	March 31, 2013	December 31, 2012
	(unaudited)
License agreements	$802,994	$772,230
Patents	64,079	63,429
Less: accumulated amortization	(276,615)	(261,928)

Intangible assets, net	$590,458	$573,731

License agreements are being amortized over periods ranging from 17-20 years. Patent costs are being amortized over three years. Pending patent costs are not amortizable. Amortization expense for the three months ended March 31, 2013 and 2012 was approximately $15,000 and $29,000, respectively. As of March 31, 2013, future amortization of license agreements is expected to be approximately $44,000 for the remainder of fiscal 2013, $55,000 for 2014, $46,000 each year for 2015 through 2018.

License Agreements

The Company has entered into multiple license agreements (the “License Agreements”) with the University of Florida Research Foundation (“UFRF”) and University of Texas at Austin (“UTA”). Under the terms of the License Agreements, the Company acquired exclusive worldwide licenses for underlying technology used in repairing and regenerating nerves. The licensed technologies include the rights to issued patents and patents pending in the United States and international markets. The effective term of the License Agreements extends through the term of the related patents and the agreements may be terminated by the Company with 60 days prior written notice. Additionally, in the event of default, licensors may terminate an agreement if the Company fails to cure a breach after written notice. The License Agreements contain the key terms listed below:

•

AxoGen pays royalty fees ranging from 1% to 3% under the License Agreements based on net sales of licensed products. One of the agreements also contains a minimum royalty of $12,500 per quarter, which may include a credit in future quarters in the same calendar year for the amount the minimum royalty exceeds the royalty fees. Also, when AxoGen pays royalties to more than one licensor for sales of the same product, a royalty stack cap applies, capping total royalties at 3.75%;

•

If AxoGen sublicenses technologies covered by the License Agreements to third parties, AxoGen would pay a percentage of sublicense fees received from the third party to the licensor. Currently, AxoGen does not sublicense any technologies covered by License Agreements. The Company is not considered a sub-licensee under the License Agreements and does not owe any sublicensee fees for its own use of the technologies;

•	AxoGen reimburses the licensors for certain legal expenses incurred for patent prosecution and defense of the technologies covered by the License Agreements; and

•

Currently, under one of the License Agreements, AxoGen would owe a $15,000 milestone fee upon receiving a Phase II Small Business Innovation Research or Phase II Small Business Technology Transfer grant involving the licensed technology. The Company has not received either grant and does not owe such a milestone fee. Other milestone fees are due if AxoGen develops certain pharmaceutical or medical device products under the License Agreements. No such products are currently under development.

Royalty fees were $47,031 and $37,265 during the three months ended March 31, 2013 and 2012, respectively, and are included in sales and marketing expense on the accompanying condensed consolidated statements of operations.

6.	Intangible Assets

The Company’s intangible assets consist of the following:

	December 31, 2012	December 31, 2011
License agreements	$772,230	$899,231
Patents	63,429	291,907
Less: accumulated amortization	(261,928)	(291,658)

Intangible assets, net	$573,731	$899,480

License agreements are being amortized over periods ranging from 17-20 years. Patent costs are being amortized over three years. Pending patent costs are not amortizable. Amortization expense for 2012 and 2011 was approximately $127,000 and $67,000, respectively. As of December 31, 2012, future amortization of license and patent agreements is expected to be $58,400 for 2013 $55,300 for 2014, $46,000 for 2015, 2016 and 2017.

In 2012 the Company determined that the carrying value of certain patents were not recoverable and exceeded their estimated fair value. As a result, the Company recorded an impairment loss of $129,667 to reduce these patents to their estimated fair value.

License Agreements

The Company has entered into license agreements (the “License Agreements”) with the University of Florida Research Foundation (“UFRF”) and University of Texas at Austin (“UTA”) and Emory University (“Emory”). Under the terms of the License Agreements, the Company acquired exclusive worldwide licenses for underlying technology used in repairing and regenerating nerves. The licensed technologies include the rights to issued patents and patents pending in the United States and international markets. The effective term of the License Agreements extends through the term of the related patents and the agreements may be terminated by the Company with 60 days prior written notice. Additionally, in the event of default, licensors may terminate an agreement if the Company fails to cure a breach after written notice. The License Agreements contain the key terms listed below:

•

AxoGen pays royalty fees ranging from 1% to 3% under the License Agreements based on net sales of licensed products. One of the agreements also contains a minimum royalty of $12,500 per quarter, which may include a credit in future quarters in the same calendar year for the amount the minimum royalty exceeds the royalty fees. Also, when AxoGen pays royalties to more than one licensor for sales of the same product, a royalty stack cap applies, capping total royalties at 3.75%;

•

Under one of the agreements, if AxoGen does not achieve certain regulatory milestones, which AxoGen has not achieved, AxoGen would owe an annual license maintenance fee starting on August 31, 2012 of $120,000, escalating to $240,000 on August 31, 2013 and August 31, 2014. In 2012, AxoGen decided to abandon the license and as a result recorded a $147,826 loss on abandonment of license.

•

If AxoGen sublicenses technologies covered by the License Agreements to third parties, AxoGen would pay a percentage of sublicense fees received from the third party to the licensor. Currently, AxoGen does not sublicense any technologies covered by License Agreements. The Company is not considered a sub-licensee under the License Agreements and does not owe any sublicensee fees for its own use of the technologies;

•	AxoGen reimburses the licensors for certain legal expenses incurred for patent prosecution and defense of the technologies covered by the License Agreements; and

•

Currently, under one of the License Agreements, AxoGen would owe a $15,000 milestone fee upon receiving a Phase II Small Business Innovation Research or Phase II Small Business Technology Transfer grant involving the licensed technology. The Company has not received either grant and does not owe such a milestone fee. Other milestone fees are due if AxoGen develops certain pharmaceutical or medical device products under the License Agreements. No such products are currently under development.

Royalty fees were approximately $167,000 and $115,000 during 2012 and 2011 and are included in sales and marketing expense on the accompanying consolidated statements of operations.